Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
GOODWILL
9.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	As of December 31,
	2016	2017
	US$	US$

Balance as of January 1	741	693
Foreign currency translation difference	(48)	43

Balance as of December 31	693	736

No impairment charge was recorded in any of the three years ended December 31, 2016 and 2017.